Contract liabilities	12 Months Ended
Aug. 31, 2024
Contract liabilities
Contract liabilities

14. Contract liabilities

	2024	2023
	$	$
Opening balance	1,815,731	1,029,318
Payments received in advance	924,913	3,330,235
Boat sale deposits	—	151,572
Payments reimbursed	—	(8,131)
Transferred to revenues	(997,224)	(2,718,943)
Deconsolidation on sale of subsidiary	(928,833)	—
Currency translation	13,055	31,680
Closing balance	827,642	1,815,731